Subsequent Events (FY) (Details) - USD ($)	Oct. 24, 2019	Oct. 10, 2019	Aug. 06, 2019	Dec. 31, 2019	Jun. 30, 2019	Jul. 31, 2018	Jun. 30, 2018	Oct. 24, 2017
Exercise price of warrants				$ 32.00	$ 32.00		$ 32.00	$ 32.00
Legal costs and escrow fees		$ 966,000
On or Before October 14, 2019 [Member]
Repayment of debt		$ 1,000,000
Placement Agent [Member]
Exercise price of warrants								$ 32.00
Merger Debentures [Member]
Share issued price per share, description		Interest on the Merger Debentures is payable quarterly in arrears, at the option of the holder, in the form of shares of common stock, to be issued at a price of the lower of $3.00 per share and the 10-day trailing VWAP for the period immediately prior to the due date of the interest payment, or in kind. The Merger Debentures are convertible at any time by the holders into shares of common stock at a price of $3.00 per share, and the Company can require conversion into shares of common stock at a price of $3.00 per share if the common stock trades at or above $10.00 per share for ten consecutive trading days.
Share issued price per share		$ 3.00
Conversion price per share		3.00
Merger Debentures [Member] | New Placement Agent Warrant [Member]
Exercise price of warrants		$ 3.00
Warrants exercisable term		5 years
Merger Debentures [Member] | Merger Warrants [Member]
Exercise price of warrants		$ 3.00
Merger Debentures [Member] | Series A Merger Warrants [Member]
Exercise price of warrants		$ 3.00
Warrants exercisable term		5 years
Merger Debentures [Member] | Series B Merger Warrants [Member]
Exercise price of warrants		$ 6.00
Warrants exercisable term		5 years
AFE [Member] | Merger Debentures [Member]
Proceeds from debt		$ 350,000
Debt rate, percentage		11.00%		11.00%
Merger Agreement [Member] | AFE [Member]
Shares issued in acquisition to parent company		3,875,000
Merger Agreement [Member]
Warrants exercisable term				5 years
Merger Agreement [Member] | New Placement Agent Warrant [Member]
Exercise price of warrants		$ 6.00
Merger Agreement [Member] | Placement Agent [Member]
Cash fee paid as compensation		$ 140,000
Aggregate fee, percentage		7.00%
Warrants exercisable term		5 years
Loan Agreement [Member] | AFE [Member]
Debt rate, percentage						6.00%
Loan Agreement [Member] | AFE [Member] | Merger Debentures [Member]
Proceeds from debt	$ 350,000
Debt rate, percentage	11.00%
Debt maturities repayment terms, description	The loan agreement which is due in full on the later of March 31, 2020 or within five days following the closing of the Merger. If the Merger does not close, the loan will mature on March 31, 2020 or three months following the special stockholder meeting called to approve the Merger.
Subsequent Event [Member]
Legal costs and escrow fees		$ 966,000
Bid price requirement, description			The Nasdaq Stock Market that we regained compliance with the minimum $1.00 per share bid price requirement. As required under Nasdaq's Listing Rules, in order to regain compliance, the Company was required to evidence a closing bid price of $1.00 per share or more for at least ten consecutive trading days.
Subsequent Event [Member] | On or Before October 14, 2019 [Member]
Repayment of debt		$ 1,000,000
Subsequent Event [Member] | Merger Debentures [Member]
Share issued price per share, description		Interest on the Merger Debentures is payable quarterly in arrears, at the option of the holder, in the form of shares of Common Stock, to be issued at a price of the lower of $3.00 per share and the 10-day trailing VWAP for the period immediately prior to the due date of the interest payment, or in kind. The Merger Debentures are convertible at any time by the holders into shares of Common Stock at a price of $3.00 per share, and the Company can require conversion into shares of Common Stock at a price of $3.00 per share if the Common Stock trades at or above $10.00 per share for ten consecutive trading days
Share issued price per share		$ 3.00
Conversion price per share		3.00
Subsequent Event [Member] | Merger Debentures [Member] | New Placement Agent Warrant [Member]
Exercise price of warrants		$ 3.00
Warrants exercisable term		5 months
Subsequent Event [Member] | Merger Debentures [Member] | Series A Merger Warrants [Member]
Exercise price of warrants		$ 3.00
Warrants exercisable term		5 months
Subsequent Event [Member] | Merger Debentures [Member] | Series B Merger Warrants [Member]
Exercise price of warrants		$ 6.00
Warrants exercisable term		5 months
Subsequent Event [Member] | AFE [Member] | Merger Debentures [Member]
Proceeds from debt		$ 350,000
Debt rate, percentage		11.00%
Debt maturities repayment terms, description		The repayment date is the earlier of five days after completion of the Merger transaction or the later of March 31, 2020 or three months following the vote of the shareholders on the Merger.
Subsequent Event [Member] | Merger Agreement [Member]
Ownership percentage purchased		100.00%
Subsequent Event [Member] | Merger Agreement [Member] | Batchfire Resources Pty Ltd [Member]
Ownership percentage purchased		25.00%
Subsequent Event [Member] | Merger Agreement [Member] | AFE [Member]
Shares issued in acquisition to parent company		3,875,000
Proceeds from debt		$ 350,000
Subsequent Event [Member] | Merger Agreement [Member] | New Placement Agent Warrant [Member]
Number of warrants to purchase common stock		100,000
Exercise price of warrants		$ 6.00
Subsequent Event [Member] | Merger Agreement [Member] | Merger Warrants [Member] | On or Before October 14, 2019 [Member]
Proceeds from issuance of senior secured debt		$ 1,000,000
Subsequent Event [Member] | Merger Agreement [Member] | Merger Warrants [Member] | Upon the filing of the proxy statement [Member]
Proceeds from issuance of senior secured debt		500,000
Subsequent Event [Member] | Merger Agreement [Member] | Merger Warrants [Member] | Within Two Business Days of Stockholder's Approval [Member]
Proceeds from issuance of senior secured debt		500,000
Subsequent Event [Member] | Merger Agreement [Member] | Placement Agent [Member]
Cash fee paid as compensation		$ 140,000
Aggregate fee, percentage		7.00%
Subsequent Event [Member] | Merger Agreement [Member] | New Debentures [Member] | Certain Holder [Member]
Proceeds from debt		$ 2,000,000
Subsequent Event [Member] | Merger Agreement [Member] | 11% Senior Secured Debentures [Member] | Merger Warrants [Member] | On or Before October 14, 2019 [Member]
Proceeds from issuance of senior secured debt		1,000,000
Subsequent Event [Member] | Merger Agreement [Member] | 11% Senior Secured Debentures [Member] | Merger Warrants [Member] | Upon the filing of the proxy statement [Member]
Proceeds from issuance of senior secured debt		500,000
Subsequent Event [Member] | Merger Agreement [Member] | 11% Senior Secured Debentures [Member] | Merger Warrants [Member] | Within Two Business Days of Stockholder's Approval [Member]
Proceeds from issuance of senior secured debt		500,000
Subsequent Event [Member] | Merger Agreement [Member] | 11% Senior Secured Debentures [Member] | Certain Accredited Investors [Member] | New Placement Agent Warrant [Member]
Secured debt		2,000,000
Warrants to purchase common stock, value		4,000,000
Proceeds from issuance of senior secured debt		$ 2,000,000
Subsequent Event [Member] | Loan Agreement [Member] | AFE [Member] | Merger Debentures [Member]
Proceeds from debt	$ 2,000,000
Debt rate, percentage	11.00%
Debt maturities repayment terms, description	Under the loan agreement, we loaned $350,000 to AFE, which is due in full on the later of March 31, 2020 or within five days following the closing of the Merger. If the Merger does not close, the loan will mature on March 31, 2020 or three months following the special stockholder meeting called to approve the merger transactions.